Share-Based Compensation	12 Months Ended
Mar. 31, 2025
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Performance Share Units (“PSUs”)

PSUs are equity-settled share-based payments and have both a service and market condition. PSUs are measured at their fair value on the grant date and are recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. The fair value of PSUs is calculated using the Monte Carlo simulation model which factors in the probability of achieving the market-based performance target. When determining the fair value, management is required to make certain assumptions and estimates related to volatility, risk-free rate, equity correlations between Aurora and a peer group of companies, future stock prices, and estimated forfeitures. The amount recognized for services received as consideration for the PSUs granted is based on the number of equity instruments that eventually vest. Upon the release of PSUs, the related share reserve is transferred to share capital.

Cash Settled Share-based Compensation

Share-based compensation subject to cash settlement are classified as a derivative liability. They are initially measured at fair value and recorded as a derivative liability in the consolidated statements of financial position.
Share-based compensation that is in recognition of past service is recorded at the full amount to share-based compensation expense and are remeasured each reporting period with the difference going through share-based compensation expense. Upon settlement they are remeasured and the derivative liability is extinguished at the remeasured amount.

Share-based compensation that is in recognition of future service is amortized ratably over the future service period. Each reporting period, they are remeasured with the change in value reflected in the share-based compensation expense.

The Company currently has in place a “rolling maximum” or “evergreen” stock option plan (“Option Plan”), Fixed Restricted Share Unit Plan (“RSU Plan”), Fixed Performance Share Unit Plan (“PSU Plan”), and a Fixed Deferred Share Unit Plan (“DSU Plan”), which is applicable to non- employee directors only. The Board may from time to time, in its discretion and in accordance with Toronto Stock Exchange requirements, grant to directors, officers, employees and consultants, as applicable, non-transferable stock options, RSUs, PSUs and DSUs in accordance with these plans.
At the Company’s Annual General and Special Meeting held on November 13, 2017 (“2017 AGM”), shareholders approved the adoption of the Option Plan, the Restricted Share Unit Plan (the “RSU Plan”), the Deferred Share Unit Plan (the “DSU Plan”) and the Performance Share Unit Plan (the “PSU Plan”), together the “Share-based Compensation Plans”, which were subsequently amended and approved by shareholders at the Company’s Annual General and Special Meeting held on August 9, 2024 (“2024 AGM”). The amendments included reducing the Share-based Compensation Plans from 10.0% “rolling” plan to 9.5% “rolling” plan, and therefore, the number of Common Shares issuable under all Share based Compensation Plans cannot exceed 9.5% of the total number of issued and outstanding Common Shares and a rolling limit for all full value award plans of the Company of 5.0%, which includes RSU, PSU and DSU plans.

(a)     Stock Options

The Option Plan amendments provides the right for directors, officers, employees and consultants to purchase shares at a specified price (exercise price) in the future. The stock options have a service requirement of three years, vest 1/3 on the anniversary of the grant date and are amortized on an accelerated basis over that period. Stock options expire after five years.

A summary of stock options outstanding is as follows:

	Stock options (#)	Weighted average exercise price ($)
	#	$
Balance, March 31, 2023	672,150	257.28
Granted	633,485	7.60
Expired	(34,855)	1,033.90
Forfeited	(83,956)	205.10
Balance, March 31, 2024	1,186,824	104.90
Granted	749,161	7.60
Exercised	(111,661)	7.60
Forfeited	(20,284)	13.12
Expired	(43,320)	463.14
Balance, March 31, 2025	1,760,720	61.68

The following table summarizes the stock options that are outstanding as at March 31, 2025:

Exercise Price ($)	Expiry Date	Weighted average remaining life	Options outstanding (#)	Options exercisable (#)
7.59 - 23.80	May 31, 2027 - September 19, 2029	3.57	1,555,974	377,763
48.60 - 224.80	April 6, 2025 - February 28, 2027	1.12	142,365	142,365
1,240.80	March 13, 2026	0.95	62,381	62,381
			1,760,720	582,509

During the year ended March 31, 2025, stock option expense of $3.2 million (year ended March 31, 2024 – $2.9 million) was recognized in share-based compensation on the consolidated statements of income (loss) and comprehensive income (loss).

Stock options granted during the respective periods presented below were fair valued based on the following weighted average assumptions:

	Years ended March 31,
	2025	2024
Risk-free annual interest rate (1)	3.70%	4.34%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	81.19%	85.06%
Expected life of options (years) (3)	2.97	2.67
Forfeiture rate	11.20%	19.63%
Weighted average value	$4.12	$4.10
Weighted average exercise price	$7.60	$7.60
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain companies in the same industry.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
(b)     Restricted Share Units (“RSU”)

The RSU Plan was designed to provide certain executive officers and other key employees of the Company and its subsidiaries with the opportunity to acquire RSUs of the Company in order to enable them to participate in the long-term success of the Company and to promote a greater alignment of their interests with the interests of the shareholders. Under the terms of the RSU Plan, officers, employees and consultants of the Company may be granted RSUs that are released as Common Shares upon completion of the vesting period. Each RSU gives the participant the right to receive one common share of the Company. The RSUs have a service requirement of three years, vest 1/3 on the anniversary of the grant date and are amortized on an accelerated basis over that period and expire after three years.

A summary of the RSUs outstanding are as follows:

RSUs
#
Balance, March 31, 2023	661,449
Issued	378,900
Vested	(158,248)
Expired	(84,385)
Forfeited	(27)
Balance, March 31, 2024	797,689
Issued	378,369
Vested	(364,551)
Forfeited	(54,168)
Balance, March 31, 2025	757,339

During the year ended March 31, 2025, RSU expense of $4.6 million (year ended March 31, 2024 – $5.8 million) was recognized in share-based compensation on the consolidated statements of income (loss) and comprehensive income (loss).

The following table summarizes the RSUs that are outstanding as at March 31, 2025:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
$6.17 - $18.70	September 23, 2025 - September 19, 2027	753,220	40,701
$19.20 - $46.50	May 17, 2025 - November 15, 2025	4,119	13
		757,339	40,714

(c)     Deferred Share Units (“DSU”)

Under the terms of the Company’s 2024 DSU Plan, non-employee directors of the Company may be granted DSUs. Each non-employee director is entitled to redeem their DSUs for a period of 90 days following their termination date, being the date of their retirement from the Board. The DSUs can be redeemed, at the Company’s sole discretion, for (i) cash; (ii) Common Shares issued from treasury; (iii) Common Shares purchased in the open market; or (iv) any combination of the foregoing. DSUs vest immediately upon grant and have no expiry date.

DSUs
#
Balance, March 31, 2023	91,045
Issued(1)	225,292
Exercised	(21,397)
Forfeited	(17,734)
Balance, March 31, 2024	277,206
Issued(1)	160,928
Exercised	(65,532)
Balance, March 31, 2025	372,602
(1)Includes DSUs issued under cash settlement plan Note 15(e).

During the year ended March 31, 2025, the Company recognized a total DSU expense of $1.0 million (year ended March 31, 2024 – expense of $1.2 million) in share-based compensation on the consolidated statements of income (loss) and comprehensive income (loss).
The following table summarizes the DSUs that are outstanding as at March 31, 2025:

Weighted Average Issue Price ($)	Expiry Date	Outstanding and vested (#)
$4.43 - $83.70	N/A	370,447
$100.90 - $217.20	N/A	1,944
$901.20 - $949.20	N/A	211
		372,602

(d)     Performance Share Units (“PSUs”)

Under the terms of the Company’s 2024 PSU Plan, officers, employees and consultants of the Company may be granted PSUs that are released as Common Shares or are paid in cash to the participant equal to the market price of Common Shares on the entitlement date multiplied by the number of performance share units being settled. In each case upon the 3-year cliff vesting date the performance shares units are subject to performance conditions multiplied by the achieved performance ratio. If the performance criteria are not met at the time of vesting the PSU will expire. The PSUs are amortized on a straight line basis over the three year period and expire after three years.

A summary of the PSUs outstanding is as follows:

PSUs
#
Balance, March 31, 2023	230,824
Granted(1)	522,907
Vested	(26)
Cancelled	(28,745)
Expired	(24,080)
Balance, March 31, 2024	700,880
Granted(1)	664,277
Vested	(134,040)
Cancelled	(38,876)
Expired	(27,767)
Balance, March 31, 2025	1,164,474
(1)Includes PSUs issued under cash settlement plan Note 15(e).

During the year ended March 31, 2025, the Company recognized a total PSU expense of $4.2 million (year ended March 31, 2024 – $2.5 million) in share-based compensation on the consolidated statements of income (loss) and comprehensive income (loss).

The following table summarizes the PSUs that are outstanding as at March 31, 2025:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
7.59 - 33.20	May 17, 2025 - September 19, 2027	1,164,474	—

PSUs granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Years ended March 31,
	2025	2024
Risk-free annual interest rate (1)	2.60%	4.76%
Dividend yield	—%	—%
Expected stock price volatility (2)	84.20%	90.65%
Expected stock price volatility of peer group (2)	83.17%	91.51%
Expected life of options (years) (3)	3	3
Forfeiture rate	14.94%	12.45%
Equity correlation against peer group (4)	44.87%	39.14%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of the Company and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.

The weighted average fair value of PSUs granted during the year ended March 31, 2025 was $9.63 per unit (year ended March 31, 2024 – $9.53 per unit).
(e) Cash Settled DSUs and PSUs

During the year ended March 31, 2025, the Company issued DSU’s and PSU’s, which will be settled in cash, pursuant to the Performance Share Unit and Restricted Share Unit Long-Term Cash Settled Plan and Non-Employee Directors Deferred Share Unit Cash Plan, respectively. The DSUs and PSUs issued under these plans are included in the continuities above.

The DSUs subject to cash settlement are classified as a derivative liability in the consolidated statements of financial position and are initially measured at fair value. DSUs are issued in recognition of past service for Directors and are expensed immediately at fair value to share-based compensation expense in the consolidated statements of income (loss) and comprehensive income (loss). The DSUs are remeasured each reporting period with the difference recorded to share-based compensation expense. Upon settlement, the DSU’s are remeasured and the derivative liability is extinguished at the remeasured amount. As at March 31, 2025, the related derivative liability was $2.0 million (March 31, 2024 - $1.2 million).

The PSUs subject to cash settlement are classified as a derivative liability in the consolidated statements of financial position. They are initially measured at fair value using a Monte Carlo simulation model. The PSUs have a service requirement of three years and are amortized ratably over that period. The PSUs are remeasured at fair value each reporting period with the change in value reflected in share-based compensation expense. As at March 31, 2025, the related derivative liability was $2.4 million (March 31, 2024 - $0.6 million).